CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Treasury Stock CNY (¥)	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income/ (loss) CNY (¥)	Non-Controlling interests CNY (¥)	Class A ordinary shares shares	USD ($)	CNY (¥)
Balance at Dec. 31, 2013	¥ 35	¥ 100		¥ 200,643	¥ 2,813	¥ 151,266	¥ (668)				¥ 354,189
Balance (in shares) at Dec. 31, 2013 | shares	20,319,554	58,804,840
Net income						405,141		¥ 222			405,363
Share-based compensation				39,117							39,117
Redeemable Preferred Shares redemption value accretion						(4,629)					(4,629)
Conversion of Series A-1 Redeemable Preferred Shares into ordinary shares	¥ 1			174							175
Conversion of Series A-1 Redeemable Preferred Shares into ordinary shares (in shares) | shares	625,851
Conversion of preferred shares upon initial public offerings ("IPO"), net of issuance cost	¥ 70			110,165							110,235
Conversion of preferred shares upon initial public offerings ("IPO"), net of issuance cost (in shares) | shares	45,419,954
Issuance of ordinary shares upon IPO, net of issuance cost	¥ 30			2,476,266							2,476,296
Issuance of ordinary shares upon IPO, net of issuance cost (in shares) | shares	19,542,036
Exercises of share options	¥ 1			2,855							2,856
Exercises of share options (in shares) | shares	492,893
Acquisition of a subsidiary								1,396			1,396
Appropriations to statutory reserves					13	(13)
Foreign currency translation adjustments, net of nil tax							(15,237)	(28)			(15,265)
Balance at Dec. 31, 2014	¥ 137	¥ 100		2,829,220	2,826	551,765	(15,905)	1,590			3,369,733
Balance (in shares) at Dec. 31, 2014 | shares	86,400,288	58,804,840
Net income						122,916		11,925			134,841
Share-based compensation				46,361							46,361
Exercises of share options	¥ 2			9,777							9,779
Exercises of share options (in shares) | shares	1,439,468
Repurchase of shares			¥ (890)								(890)
Repurchase of shares (in shares) | shares	(10,000)								(10,000)
Net change in unrealized loss on investment security							(46,480)				(46,480)
Appropriations to statutory reserves					14,734	(14,734)
Foreign currency translation adjustments, net of nil tax							130,561	107			130,668
Balance at Dec. 31, 2015	¥ 139	¥ 100	(890)	2,885,358	17,560	659,947	68,176	13,622			3,644,012
Balance (in shares) at Dec. 31, 2015 | shares	87,829,756	58,804,840
Net income						142,224		7,958		$ 21,630	150,182
Share-based compensation				34,673							34,673
Exercises of share options	¥ 5			2,398							2,403
Exercises of share options (in shares) | shares	3,071,690
Net change in unrealized loss on investment security							(68,309)			(9,839)	(68,309)
Reclassification of unrealized loss of investment security into the statement of income							114,789			16,533	114,789
Appropriations to statutory reserves					20,246	(20,246)
Disposal of a majority owned subsidiary								(22,222)			(22,222)
Cancellation of treasury shares			¥ 890	(890)
Foreign currency translation adjustments, net of nil tax							30,962	642		4,552	31,604
Balance at Dec. 31, 2016	¥ 144	¥ 100		¥ 2,921,539	¥ 37,806	¥ 781,925	¥ 145,618	¥ 0		$ 559,862	¥ 3,887,132
Balance (in shares) at Dec. 31, 2016 | shares	90,901,446	58,804,840